Business Combinations (Details) - Schedule of summary of the estimated fair values of the assets acquired and liabilities $ in Thousands	1 Months Ended
Nov. 26, 2021 USD ($)
Schedule of summary of the estimated fair values of the assets acquired and liabilities [Abstract]
Trade receivables	$ 1,425
Inventory	7,965
Other Current Assets	593
Fixed Assets	16,074
Leafline Industries, LLC	2,259
Intangible assets	107,000
Accounts payable and other liabilities	(1,025)
Accrued Liabilities	(1,173)
Net identifiable assets acquired	133,118
Goodwill	19,922
Total acquisition consideration	$ 153,040